Commitments and contingencies (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and contingencies [Abstract]
Notice period for cancellation of rental contract	12 months
Contractual capital commitments	SFr 52,488	SFr 23,699
Within 1 Year
Commitments and contingencies [Abstract]
Contractual capital commitments other than for leases	23,000
Contractual capital commitments	23,336	19,785
1-3 years
Commitments and contingencies [Abstract]
Contractual capital commitments	18,516	3,620
3-5 years
Commitments and contingencies [Abstract]
Contractual capital commitments	9,229	243
More Than 5 Years [Member]
Commitments and contingencies [Abstract]
Contractual capital commitments	SFr 1,407	SFr 51